Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Communications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class A | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class A | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class A | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class A | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class A | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class A | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class A | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class A | Non-Cash Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class A | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class A | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class A | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class B | Communications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class B | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class B | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class B | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class B | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class B | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class B | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class B | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class B | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class B | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class B | Non-Cash Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class B | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class B | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class B | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class C | Communications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class C | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class C | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class C | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class C | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class C | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class C | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class C | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class C | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class C | Non-Cash Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class C | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class C | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class C | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class M | Communications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class M | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class M | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class M | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class M | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class M | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class M | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class M | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class M | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class M | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class M | Non-Cash Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class M | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class M | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class M | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class R | Communications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class R | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class R | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class R | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class R | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class R | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R | Non-Cash Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class R6 | Communications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class R6 | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class R6 | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class R6 | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class R6 | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class R6 | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class R6 | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class R6 | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class R6 | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class R6 | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class R6 | Non-Cash Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class R6 | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class R6 | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class R6 | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Class Y | Communications Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Class Y | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Class Y | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Class Y | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Class Y | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Class Y | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Class Y | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Class Y | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Class Y | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Class Y | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Class Y | Non-Cash Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Class Y | Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Class Y | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Class Y | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%